Document and Entity Information	Sep. 26, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001834755
Document Type	8-K
Document Period End Date	Sep. 26, 2022
Entity Registrant Name	Social Leverage Acquisition Corp I
Entity Incorporation State Country Code	DE
Entity File Number	001-40059
Entity Tax Identification Number	85-4095616
Entity Address, Address Line One	8390 E. Via De Ventura
Entity Address, Address Line Two	Suite F110-207
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	(302)
Local Phone Number	492-7522
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value and one-fourth of one redeemable warrant
Trading Symbol	SLAC.U
Security Exchange Name	NYSE
Class 160 A 160common 160stock 160included 160as 160part 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, included as part of the units
Trading Symbol	SLAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of The Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, included as part of the units
Trading Symbol	SLAC WS
Security Exchange Name	NYSE